NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

		Shares	Fair Value
COMMON STOCKS — 94.1%
Alternate Energy- 35.8% Renewable Energy Power Producers & Developers – 27.7%
Acciona S.A. (Spain)		65,000	$ 17,091,852
Boralex, Inc. (Canada)		125,000	3,291,696
Brookfield Renewable Corporation (Canada)		375,000	14,936,250
Clearway Energy, Inc., Class A		425,000	16,647,249
Contact Energy Ltd. (New Zealand)		378,950	2,014,302
EDP Renovaveis S.A. (Spain/Portugal)		836,000	13,398,745
Northland Power, Inc. (Canada)		325,000	5,451,782
Orsted A/S (Denmark)	(a),(b)	100,000	2,480,625
XPLR Infrastructure, L.P.	(a)	500,000	5,310,000
			80,622,501
Solar Photovoltaic– 3.5%
Array Technologies, Inc.	(a)	50,000	361,500
Canadian Solar, Inc. (Canada)	(a)	100,000	1,385,000
Corning, Inc.		5,000	679,850
Enphase Energy, Inc.	(a)	25,000	945,250
First Solar, Inc.	(a)	20,000	3,945,200
Nextpower, Inc., Class A	(a)	25,000	3,013,750
			10,330,550
Wind Turbines– 4.6%
GE Vernova, LLC		10,000	8,729,000
Vestas Wind Systems A/S (Denmark)		150,000	4,526,958
			13,255,958
Total Alternate Energy			104,209,009

Energy Conservation – 9.0%
Carrier Global Corp.		50,000	2,815,500
Johnson Controls International plc (Ireland)		50,000	6,547,500
Owens Corning, Inc.		25,000	2,705,500
Signify N.V. (Netherlands)(b)		325,000	6,921,952
Trane Technologies plc (Ireland)		17,500	7,292,950
			26,283,402
Energy Management– 12.3%
ABB Ltd. – ADR (Switzerland)		50,000	4,024,000
Ameresco, Inc., Class A(a)		30,000	765,000
Schneider Electric S.E. (France)		12,500	3,404,629
Siemens A.G. (Germany)		50,000	12,181,200
Terna - Rete Elettrica Nazionale (Italy)		1,280,000	14,639,281
WESCO International, Inc.		2,500	684,050
			35,698,160

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
		Shares	Fair Value
COMMON STOCKS — 94.1% (Continued)
Energy Storage– 1.3%
Panasonic Holdings Corp. – ADR (Japan)		225,000	$ 3,766,500

Natural & Organic Foods– 0.7%
Sprouts Farmers Market, Inc.	(a)	25,000	1,928,250

Recycling & Waste Management– 0.5%
Sims Ltd. (Australia)		125,000	1,586,117

Sustainable Energy Financial Services– 5.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		450,000	16,537,500

Transportation– 3.0%
BYD Company Ltd. – ADR (China)		600,000	8,178,000
Shimano, Inc. – ADR (Japan)		50,000	525,000
			8,703,000
Utilities – 19.2%
American Water Works Co., Inc.		25,000	3,402,250
EDP - Energias de Portugal S.A. (Portugal)		750,000	3,968,610
Enel SpA (Italy)		1,400,000	15,305,328
Hydro One Ltd. (Canada)		125,000	5,161,243
Iberdrola S.A. (Spain)		700,000	16,025,252
Infratil Ltd. (New Zealand)		1,800,000	12,137,139
			55,999,822
Water Systems– 6.6%
Mueller Water Products, Inc. - Series A.		10,000	274,900
Veolia Environnement S.A. (France)		400,000	15,233,773
Xylem, Inc		25,000	2,987,500
Zurn Elkay Water Solutions		15,000	672,600
			19,168,773
Total Common Stocks (Cost $193,585,810)			273,880,533

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Par	Fair Value
CERTIFICATE OF DEPOSIT — 0.1%
Socially Concerned Banks - 0.1%
Alternatives Federal Credit Union 4.07% due 03/13/27	$ 215,157	$ 215,157
Self Help Credit Union 3.75% due 12/30/26	100,000	100,000
Total Certificate of Deposit (Cost $315,157)	315,157

TOTAL INVESTMENTS - 94.2% (Cost $193,900,967)	$ 274,195,690
OTHER ASSETS IN EXCESS OF LIABILITIES- 5.8%	16,890,156
NET ASSETS - 100.0%	$ 291,085,846

(a)	Non-income producing securities.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is $9,402,577, or 3.2% of net assets.

ADR	-American Depositary Receipts
A.G.	- Aktiengesellschaft
A/S	- Aktieselskab
LLC	-Limited Liability Company
LP	-Limited Partnership
N.V.	-Naamloze Vennootschap
REIT	-Real Estate Investment Trust
PLC	-Public Limited Company
S.A.	- Société Anonyme
S.E.	- Société Européene